UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2005

Check here if Amendment			[ ];  Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Yves Pinkowitz
Title:	VP, Securities Portfolio Operations
Phone:	949-219-3572

Signature, Place, and Date of Signing







Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: 88,734

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF : 3/31/2005

		 		   FAIR MKT 	SHARE OR 	 VOTING
NAME OF ISSUER		CUSIP	   VALUE 	PRINCIPAL 	 AUTHORITY
AMERICAN CAPITAL STRAT	024937104  2,356 	75,000 	 	 75,000
CISCO SYSTEMS INC	17275R102  358 	 	20,000 	 	 20,000
EMC CORP/MASS		268648102  171 	 	13,860 	 	 13,860
MCDATA CORPORATION	580031201  2 	 	510 	 	 510
MCI INC			552691107  705 	 	28,312 	 	 28,312
NASDAQ-100 INDEX 	631100104  366 	 	10,000 	 	 10,000
NEWTEK BUSINESS SERV	652526104  83 	 	22,350 	 	 22,350
NORTEL NETWORKS CORP	656568102  27 	 	10,000 	 	 10,000
NTL INC			62940M104  982 	 	15,428 	 	 15,428
PENNEY J C INC		708160106  193 	 	3,712 	 	 3,712
SCOTTISH RE GROUP LTD	G7885T104  67,726 	3,007,380 	 3,007,380
SPDR TRUST SERIES 1	78462F103  2,950 	25,000 	 	 25,000
ST PAUL TRAVELERS COS 	792860108  13 	 	341 	 	 341
UNITED GLOBAL COM INC	913247508  1,219 	128,879 	 128,879
ALLIED WASTE CONV SR 	019589AD2  421 	 	500,000 	 -
AT&T CORP-LIBERTY MEDIA 530715AN1  389 	 	500,000 	 -
COMMSCOPE INC CONV SR 	203372AD9  464 	 	500,000 	 -
EL PASO CORP CONV ZERO 	28336LAC3  1,065 	2,000,000 	 -
EMC CORP CONV SR NT	268648AG7  508 	 	500,000 	 -
GENERAL MOTORS CONV SR 	370442741  3,494 	3,717,500 	 -
LUCENT TECH CONV DEB PT 549463AG2  533 	 	500,000 	 -
NORTEL NETWORKS CORP 	656568AB8  930 	 	1,000,000 	 -
THERMOTREX CORP CONV 	883556AJ1  1,965 	2,000,000 	 -
FORD MOTOR CO CAP TR II 345395206  1,814 	40,000 	 	 -